Taxes - Deferred Taxes (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes And Deferred Taxes [Abstract]
Net operating losses	SFr 58,632	SFr 58,631	SFr 33,446
Tax loss carryforwards	SFr 212,218	157,900
Tax loss carryforwards, expiration period	7 years
Tax loss carryforwards, expired during period	SFr 4,314
Net defined benefit liability (asset)	SFr 6,483	SFr 13,423	SFr 10,656